Operating profit - Summary of Detailed Information About Operating Profit (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Detailed Information About Operating Profit [Abstract]
Staff costs	£ 59.0	£ 126.2	£ 90.4	£ 72.8
Cost of inventories recognized as an expense	30.7	63.5	56.2	59.3
Write down of inventories recognized as an expense	1.6	3.8	2.8	1.4
R&D expenditure (excluding UK R&D tax credits)	5.3	7.9	24.9	16.9
UK R&D tax credits	(0.7)	(2.5)	(1.5)	(1.9)
Depreciation of property, plant and equipment	4.3	11.0	7.3	4.8
Amortization of intangible assets	7.9	20.9	15.7	10.5
Depreciation of right-of-use assets	3.8	9.1	6.7	0.0
Movements arising on financial instruments at fair value through profit or loss	(0.4)	0.0	0.0	0.4
Other net foreign exchange differences (including cash flow hedge movements reclassified from other comprehensive income)	£ 1.6	£ (0.8)	£ (0.6)	£ (0.1)